Capital Lease Obligations and Restricted Cash (Details Textual) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Feb. 29, 2012	Dec. 31, 2010 USD ($)	Dec. 31, 2011 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2010 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] EUR (€)	Dec. 31, 2010 Madrid Spirit [Member] USD ($)	Dec. 31, 2010 Madrid Spirit [Member] EUR (€)	Dec. 31, 2011 Suezmax Tankers [Member] USD ($)	Dec. 31, 2011 Petrojarl Foinaven [Member]
Capital Lease Obligations and Restricted Cash (Textual) [Abstract]
Capital lease arrangement period				30 years
Ownership interest		52.00%	33.00%	70.00%
Tax indemnification guarantee				$ 16.1
Weighted average interest rate on lease				5.20%						7.40%
Approximate capital lease future minimum payments due				1,000.0						201.1
Weighted average interest rates earned on deposit				0.30%	0.40%	5.00%	5.00%	5.00%	5.00%
Interest expenses included in capital lease payment obligation				529.7						25.5
LIBOR Rate on which Defeased Rental Payments are based											8.00%
Minimum Percentage of actual interest rates over which Company will receive rental rebates											8.00%
Maximum Percentage of actual interest rates below which Company will be required to pay rentals in excess of the Defeased Rental Payments											8.00%
Restricted cash on deposits				479.1	477.2			82.6	61.7
End of lease contract	2041
Year from which lease payments will increase to cover both interest and principal to commence reduction of the principal portion of the lease obligations	2024
Restricted cash deposits related to certain term loans and other obligations	$ 21.1		$ 16.5